                           ING SERIES FUND, INC.
                             ING Balanced Fund
                        ING Index Plus LargeCap Fund
                         ING Index Plus MidCap Fund
                        ING Index Plus SmallCap Fund
                           ING Small Company Fund
                   ING Strategic Allocation Balanced Fund
                    ING Strategic Allocation Growth Fund
                    ING Strategic Allocation Income Fund

                    Supplement dated May 11, 2006 to the
Class A, Class B and Class C Prospectus, Class I Prospectus, Class R Prospectus
            and Class O Prospectus, each dated September 30, 2005

Effective April 28, 2006, the Class A, Class B and Class C Prospectus, Class I Prospectus, Class R Prospectus and Class O Prospectus are revised as follows:

1. Shiv Mehta is deleted as portfolio manager to ING Balanced Fund. All references to Mr. Mehta relating to ING Balanced Fund are hereby deleted in their entirety.

2. The sub-section entitled "ING Index Plus Funds" of the section entitled "Management of the Funds - Adviser and Sub-Advisers" on page 41 of the Class A, Class B and Class C Prospectus, page 36 of the Class I Prospectus, page 15 of the Class R Prospectus and page 35 of the Class O Prospectus is hereby amended to include the following:

          Vincent Costa, Portfolio Manager, has co-managed the Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap Funds since May, 2006. He joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative Investment strategies. He has 20 years investment experience.

3. The sub-section entitled "ING Small Company Fund" of the section entitled "Management of the Funds - Adviser and Sub-Advisers" on page 41 of the Class A, Class B and Class C Prospectus and page 36 of the Class I Prospectus is hereby amended to include the following:

          Joseph Basset, CFA, Portfolio Manager, has co-managed the Portfolio since May 2006. He joined ING IM in June 2005. He has 10 years of investment management experience and 8 years teaching economics and finance at the university level. Prior to joining ING IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology, and communication equipment companies and co-managed the One Group Technology Fund.

4. ING Strategic Allocation Balanced Fund changed its name to ING Strategic Allocation Moderate Fund and ING Strategic Allocation Income Fund changed its name to ING Strategic Allocation Conservative Fund. All references to "ING Strategic Allocation Balanced Fund," and "ING Strategic Allocation Income Fund" are hereby deleted and replaced with "ING Strategic Allocation Moderate Fund," and "ING Strategic Allocation Conservative Fund," respectively.

5. The "Asset Class" table under the section entitled "Allocation Strategies" on page of 20 of the Class A, Class B and Class C Prospectus and Class I Prospectus, and page 19 of the Class O Prospectus is deleted and replaced with the following:

                         ING STRATEGIC           ING STRATEGIC      ING STRATEGIC
                         ALLOCATION              ALLOCATION         ALLOCATION
ASSET CLASS              CONSERVATIVE FUND(2)    GROWTH FUND        MODERATE FUND(1)
-----------              --------------------    -------------      ----------------
EQUITIES

DOMESTIC STOCKS

Range                        0 - 70%               10 - 100%            0 - 75%

INTERNATIONAL STOCKS

Range                        0 - 20%                0 - 30%             0 - 20%

FIXED-INCOME

Range                        0 - 100%               0 - 40%             0 - 70%

MONEY MARKET INSTRUMENTS

Range                        0 - 30%                0 - 30%             0 - 30%

6. The sub-section entitled "Strategic Allocation Funds" of the section entitled "Management of the Funds - Advisers and Sub-Advisers" on page 41 of the Class A, Class B and Class C Prospectus, page 36 of the Class I Prospectus and page 35 of the Class O Prospectus is hereby deleted in its entirety and replaced with the following:

          Brian Gendreau, Ph.D., Portfolio Manager, has co-managed the Funds since May 2006. Mr. Gendreau joined ING IM as an Investment Strategist in September 2004 from Heckman Global Advisors, where he managed their Emerging Market Equity Allocation products since October 2002. Prior to that, Mr. Gendreau was a Director and Market Strategist within Salomon Smith Barney's Institutional Investor ranked Asset Allocation team, where he had been employed since 1997. Earlier he worked at JPMorgan as Vice President in the Economic Research Department. He also served as an Economist for the Federal Reserve Bank of Philadelphia and the Board of Governors of the Federal Reserve System.

             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           ING SERIES FUND, INC.
                             ING Balanced Fund
                        ING Index Plus LargeCap Fund
                         ING Index Plus MidCap Fund
                        ING Index Plus SmallCap Fund
                           ING Small Company Fund
                   ING Strategic Allocation Balanced Fund
                    ING Strategic Allocation Growth Fund
                    ING Strategic Allocation Income Fund

                       Supplement dated May 11, 2006
      to the Class A, Class B, Class C, Class I and Class R Shares and
        Class O Shares Statements of Additional Information ("SAIs"),
                        each dated September 30, 2005

Effective April 28, 2006, the SAIs are revised as follows:

1. Shiv Mehta is deleted as portfolio manager to ING Balanced Fund and deleted and replaced with Brian Gendreau as portfolio manager to ING Strategic Allocation Conservative Fund, ING Strategic Allocation Growth Fund and ING Strategic Allocation Moderate Fund.

2. ING Strategic Allocation Balanced Fund changed its name to ING Strategic Allocation Moderate Fund and ING Strategic Allocation Income Fund changed its name to ING Strategic Allocation Conservative Fund. All references to "ING Strategic Allocation Balanced Fund," and "ING Strategic Allocation Income Fund" are hereby deleted and replaced with "ING Strategic Allocation Moderate Fund," and "ING Strategic Allocation Conservative Fund," respectively.

3. The sub-sections entitled "Other Accounts Managed," "Compensation" and "Ownership of Securities" under the section entitled, "Portfolio Managers" on pages 69 through 71 of the Class A, Class B, Class C, Class I and Class R SAI and pages 59 through 61 of the Class O SAI are hereby amended to include the following:

OTHER ACCOUNTS MANAGED

                      REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                      COMPANIES                       VEHICLES                      OTHER ACCTS
                      ------------------------        -------------------------     -------------------------
PORTFOLIO             NUMBER OF                       NUMBER OF                     NUMBER OF
MANAGER               ACCOUNTS    TOTAL ASSETS        ACCOUNTS     TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------
Joseph Basset(5)          0                 N/A          0              N/A            0            N/A

Vincent Costa(5)          0                 N/A          0              N/A            0            N/A

Brian Gendreau(5)        42       6,684,571,310          0              N/A            0            N/A

(5) As of December 31, 2005.

COMPENSATION

ING BALANCED FUND, ING GROWTH FUND, ING SMALL COMPANY FUND, ING INDEX PLUS LARGECAP FUND, ING INDEX PLUS MIDCAP FUND, ING INDEX PLUS SMALLCAP FUND, ING VALUE OPPORTUNITY FUND, ING STRATEGIC ALLOCATION CONSERVATIVE FUND, ING STRATEGIC ALLOCATION GROWTH FUND AND ING STRATEGIC ALLOCATION MODERATE FUND

     For Omar Aguilar, Joseph Basset, Kenneth Bragdon, Vincent Costa, Steve Salopek, Douglas Cot, Mary Ann Fernandez, Brian Gendreau, James B. Kauffman, Scott Lewis, and Richard Welsh, the portfolio managers (each a "Portfolio Manager" and collectively the "Portfolio Managers") of the Funds listed above, respectively, compensation consists of (a) fixed base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     The Portfolio Managers for the Funds listed above are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices (the S&P 500(R) Index and LBAB Index for Mr. Aguilar, Mr. Kauffmann and Ms. Fernandez as Portfolio Managers for ING Balanced Fund; the Russell 1000(R) Growth Index for Mr. Bragdon and Mr. Welsh as Portfolio Managers for ING Growth Fund; the S&P 500(R) Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index for Mr. Aguilar, Mr. Costa and Mr. Cot as Portfolio Managers for ING Index Plus LargeCap, ING Plus MidCap and ING Index Plus SmallCap Funds; the Russell 2000(R) Index for Mr. Basset and Mr. Salopek as Portfolio Managers for ING Small Company Fund; the Strategic Allocation Conservative Composite; the Strategic Allocation Growth Composite and the Strategic Allocation Moderate Composite for Mr. Gendreau and Ms. Fernandez as Portfolio Managers for the ING Strategic Allocation Conservative, ING Strategic Allocation Growth and the ING Strategic Allocation Moderate Funds, respectively (these composites are comprised of the Russell 3000(R) Index, MSCI EAFE(R) Index and the LBAB Index); and the Russell 1000(R) Value Index for Mr. Lewis as Portfolio Manager for the ING Value Opportunity Fund) and where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards measure investment performance versus peer groups over one- and three-year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable to changes in the value of the accounts' investments) for all accounts managed by each team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio Managers whose fixed base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Funds owned by each team member, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

                                                 DOLLAR RANGE OF FUND SHARES
PORTFOLIO MANAGER             FUND               OWNED
----------------------------------------------------------------------------
Joseph Basset(3)              N/A                           $0

Vincent Costa(3)              N/A                           $0

Brian Gendreau(3)             N/A                           $0

(3) As of December 31, 2005.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE